STOCKHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Private Placement

Between March and December 2020, the Company completed a private placement of shares of its common stock (the 2020 Placement). The Company sold 320,796 shares of common stock, at a purchase price of $8.61 per share, for gross proceeds of $2,762,054. The Company paid placement agent fees on the 2020 Placement of $52,256 during fiscal 2021. Under the terms of the common stock purchase agreements between the Company and the investors, the Company must use commercially reasonable efforts to file a registration statement with the SEC to register for resale the shares of common stock sold.